Significant Accounting Policies (Details) - Schedule of Net Loss Per Share and the Weighted Average Number of Shares - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss applicable to common stockholders					$ (1,284)	$ (3,358)
Denominator:
Number of shares of common stock used in computing basic net loss per share	18,676,084	16,109,514	18,646,401	16,037,214	16,716,905	14,341,518
Net loss of shares of common, basic	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.07)	$ (0.23)